Debt - Revolving Credit Agreement (Details) - Line of Credit - Credit Agreement - Revolving Credit Facility	May 12, 2022 USD ($)
Debt Instrument [Line Items]
Current borrowing capacity	$ 2,500,000,000
Increase in borrowing capacity	$ 500,000,000
NYFRB
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.50%
Maximum
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 3,000,000,000
Maximum | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	1.00%
Minimum | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.10%